Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Guardian Large Cap Fundamental Growth VIP Fund | Guardian Large Cap Fundamental Growth VIP Fund
Prospectus [Line Items]
Annual Return [Percent]	30.08%	44.56%	(32.75%)	21.60%	30.73%	31.89%	(1.81%)	25.02%
Guardian Large Cap Disciplined Growth VIP Fund | Guardian Large Cap Disciplined Growth VIP Fund
Prospectus [Line Items]
Annual Return [Percent]	28.84%	41.88%	(31.51%)	20.39%	36.41%	39.54%	(1.18%)	28.63%
Guardian Mid Cap Traditional Growth VIP Fund | Guardian Mid Cap Traditional Growth VIP Fund
Prospectus [Line Items]
Annual Return [Percent]	14.26%	16.99%	(17.24%)	17.13%	19.15%	36.19%	(3.54%)	27.33%
Guardian All Cap Core VIP Fund | Guardian All Cap Core VIP Fund
Prospectus [Line Items]
Annual Return [Percent]	20.10%	22.93%	(17.54%)
Guardian Strategic Large Cap Core VIP Fund | Guardian Strategic Large Cap Core VIP Fund
Prospectus [Line Items]
Annual Return [Percent]	19.73%	20.15%	(10.08%)
Guardian Integrated Research VIP Fund | Guardian Integrated Research VIP Fund
Prospectus [Line Items]
Annual Return [Percent]	25.85%	24.30%	(21.13%)	28.14%	19.22%	27.09%	(8.31%)	19.92%
Guardian Diversified Research VIP Fund | Guardian Diversified Research VIP Fund
Prospectus [Line Items]
Annual Return [Percent]	25.89%	28.96%	(17.73%)	24.04%	20.19%	33.87%	(6.40%)	21.99%
Guardian Select Mid Cap Core VIP Fund | Guardian Select Mid Cap Core VIP Fund
Prospectus [Line Items]
Annual Return [Percent]	12.43%	16.30%	(14.19%)
Guardian Small-Mid Cap Core VIP Fund | Guardian Small-Mid Cap Core VIP Fund
Prospectus [Line Items]
Annual Return [Percent]	6.31%	15.97%	(17.44%)
Guardian Equity Income VIP Fund | Guardian Equity Income VIP Fund
Prospectus [Line Items]
Annual Return [Percent]	10.07%	7.41%
Guardian Large Cap Disciplined Value VIP Fund | Guardian Large Cap Disciplined Value VIP Fund
Prospectus [Line Items]
Annual Return [Percent]	15.52%	13.48%	(4.90%)	29.86%	1.20%	23.41%	(10.89%)	19.20%
Guardian Growth & Income VIP Fund | Guardian Growth & Income VIP Fund
Prospectus [Line Items]
Annual Return [Percent]	11.00%	11.56%	(5.22%)	28.23%	2.12%	23.96%	(8.09%)	20.09%
Guardian Mid Cap Relative Value VIP Fund | Guardian Mid Cap Relative Value VIP Fund
Prospectus [Line Items]
Annual Return [Percent]	11.64%	9.11%	(4.82%)	28.84%	2.80%	35.51%	(14.48%)	11.19%
Guardian Small Cap Value Diversified VIP Fund | Guardian Small Cap Value Diversified VIP Fund
Prospectus [Line Items]
Annual Return [Percent]	7.57%	16.95%	(20.86%)	17.72%	2.43%
Guardian Global Utilities VIP Fund | Guardian Global Utilities VIP Fund
Prospectus [Line Items]
Annual Return [Percent]	17.74%	1.05%	(0.96%)	16.36%	4.19%
Guardian International Growth VIP Fund | Guardian International Growth VIP Fund
Prospectus [Line Items]
Annual Return [Percent]	5.31%	16.18%	(28.27%)	10.78%	28.16%	32.13%	(18.79%)	31.08%
Guardian International Equity VIP Fund | Guardian International Equity VIP Fund
Prospectus [Line Items]
Annual Return [Percent]	4.26%	15.54%	(17.88%)	5.40%	8.31%	21.38%	(15.17%)	22.53%
Guardian Balanced Allocation VIP Fund | Guardian Balanced Allocation VIP Fund
Prospectus [Line Items]
Annual Return [Percent]	13.81%	17.86%
Guardian Core Fixed Income VIP Fund | Guardian Core Fixed Income VIP Fund
Prospectus [Line Items]
Annual Return [Percent]	1.48%	5.52%
Guardian Core Plus Fixed Income VIP Fund | Guardian Core Plus Fixed Income VIP Fund
Prospectus [Line Items]
Annual Return [Percent]	2.38%	5.74%	(14.25%)	none	7.42%	8.34%	(1.29%)	3.60%
Guardian Multi-Sector Bond VIP Fund | Guardian Multi-Sector Bond VIP Fund
Prospectus [Line Items]
Annual Return [Percent]	1.48%	4.89%	(16.20%)	none	7.08%
Guardian Short Duration Bond VIP Fund | Guardian Short Duration Bond VIP Fund
Prospectus [Line Items]
Annual Return [Percent]	4.72%	4.09%
Guardian Total Return Bond VIP Fund | Guardian Total Return Bond VIP Fund
Prospectus [Line Items]
Annual Return [Percent]	1.80%	5.12%	(15.36%)	(0.84%)	6.68%
Guardian U.S. Government/Credit VIP Fund | Guardian U.S. Government/Credit VIP Fund
Prospectus [Line Items]
Annual Return [Percent]	1.73%	4.03%	(8.28%)	(2.47%)	5.30%